NET TRADING INCOME (LOSS)	12 Months Ended
Dec. 31, 2025
Disclosure of net trading income [abstract]
NET TRADING INCOME (LOSS)

NOTE 29 – NET TRADING INCOME (LOSS)

Net trading income includes income from client-driven trading activities primarily conducted in markets, including foreign exchange, credit, rates and equities trading, as follows:

	December 31,		December 31,		December 31,
	2025		2024 (4)		2023 (4)
Net trading investment income (1)
Fixed income (loss) securities	Ps.	979,558	Ps.	408,849	Ps.	1,029,018
Equities		680,217		577,245		633,082
Total trading investment income	Ps.	1,659,775	Ps.	986,094	Ps.	1,662,100
Net derivatives income (loss)
Net income (loss) on financial derivatives (2)	Ps.	(35,075)	Ps.	652,933	Ps.	(2,438,839)
Other net loss from marketable derivatives (3)		(222,687)		(237,293)		(142,426)
Total net derivatives income (loss)	Ps.	(257,762)	Ps.	415,640	Ps.	(2,581,265)
Total net trading income (loss)	Ps.	1,402,013	Ps.	1,401,734	Ps.	(919,165)
(1)	Includes net trading income from investment securities held for trading, that reflects the interest from investment in debt securities, gains/losses from mark-to-market valuation from investment in equity and debt securities and net income from trading activities.
(2)	Includes net trading income from derivatives, which reflects the gains/losses from mark-to-market valuation on trading derivatives.
(3)	Includes gains/losses from: (i) Net changes in the valuation of hedging derivatives from mark-to-market valuations from unhedged, (ii) the ineffective portion of the hedge, (iii) Transfers of due hedging derivatives from OCI to the Statement of Consolidated of Income.
(4)	The information was modified based on MFG's discontinued operation; see note 13.B.